Risks and Concentration - Summary of Customers with Greater than 10% of Accounts Receivables and Amounts Due from Related Parties (Details) - Accounts Receivables - Customer Concentration Risk - Advertising Platform/Customer
	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Customer A
Concentration Risk [Line Items]
Concentration of accounts receivable percentage	11.00%	14.00%
Customer C
Concentration Risk [Line Items]
Concentration of accounts receivable percentage	36.00%	29.00%
Customer D
Concentration Risk [Line Items]
Concentration of accounts receivable percentage		14.00%
Customer E
Concentration Risk [Line Items]
Concentration of accounts receivable percentage		10.00%
Customer F
Concentration Risk [Line Items]
Concentration of accounts receivable percentage	10.00%
Customer G
Concentration Risk [Line Items]
Concentration of accounts receivable percentage	20.00%